Retirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Actuarial Valuation of Plans
a)	Actuarial Valuation of Plans

	2017		2016
(CAD$ in millions)	Defined Benefit Pension Plans	Non-Pension Post- Retirement Benefit Plans	Defined Benefit Pension Plans	Non-Pension Post- Retirement Benefit Plans
Defined benefit obligation
Balance at beginning of year	$2,106	$538	$2,112	$518
Current service cost	48	24	46	21
Past service costs arising from plan improvements	10	—	7	1
Benefits paid	(153)	(23)	(151)	(19)
Interest expense	79	22	79	21
Obligation experience adjustments	27	(22)	(8)	2
Effect from change in financial assumptions	119	25	33	8
Effect from change in demographic assumptions	—	(104)	(6)	(13)
Changes in foreign exchange rates	(12)	(5)	(6)	(1)

Balance at end of year	2,224	455	2,106	538
Fair value of plan assets
Fair value at beginning of year	2,342	—	2,312	—
Interest income	88	—	87	—
Return on plan assets, excluding amounts included in interest income	212	—	63	—
Benefits paid	(153)	(23)	(151)	(19)
Contributions by the employer	31	23	36	19
Changes in foreign exchange rates	(10)	—	(5)	—

Fair value at end of year	2,510	—	2,342	—

Funding surplus (deficit)	286	(455)	236	(538)

Less effect of the asset ceiling
Balance at beginning of year	58	—	36	—
Interest on asset ceiling	3	—	1	—
Change in asset ceiling	(17)	—	21	—

Balance at end of year	44	—	58	—

Net accrued retirement benefit asset (liability)	$242	$(455)	$178	$(538)

Represented by:
Pension assets (Note 13)	$339	$—	$283	$—
Accrued retirement benefit liability	(97)	(455)	(105)	(538)

Net accrued retirement benefit asset (liability)	$242	$(455)	$178	$(538)

Summary of Weighted Average Assumptions Used to Calculate the Defined Benefit Obligation

Weighted average assumptions used to calculate the defined benefit obligation at the end of each year are as follows:

	2017		2016
	Defined Benefit Pension Plans	Non-Pension Post- Retirement Benefit Plans	Defined Benefit Pension Plans	Non-Pension Post- Retirement Benefit Plans
Discount rate	3.36%	3.44%	3.74%	3.79%
Rate of increase in future compensation	3.25%	3.25%	3.25%	3.25%
Initial medical trend rate	—	5.00%	—	5.50%
Ultimate medical trend rate	—	5.00%	—	5.00%
Years to reach ultimate medical trend rate	—	—	—	2

Summary of Sensitivity of Defined Benefit Obligation to Changes in Weighted Average Assumptions
c)	Sensitivity of the defined benefit obligation to changes in the weighted average assumptions:

	2017
	Effect on Defined Benefit Obligation
	Change in Assumption	Increase in Assumption	Decrease in Assumption
Discount rate	1.0%	Decrease by 15%	Increase by 17%
Rate of increase in future compensation	1.0%	Increase by 1%	Decrease by 1%
Medical cost claim trend rate	1.0%	Increase by 2%	Decrease by 2%

	2016
	Effect on Defined Benefit Obligation
	Change in Assumption	Increase in Assumption	Decrease in Assumption
Discount rate	1.0%	Decrease by 13%	Increase by 15%
Rate of increase in future compensation	1.0%	Increase by 1%	Decrease by 1%
Medical cost claim trend rate	1.0%	Increase by 2%	Decrease by 2%

Summary of Life Expectancies for Employee Retiring at Age 65

Assumptions regarding future mortality are set based on management’s best estimate in accordance with published mortality tables and expected experience. These assumptions translate into the following average life expectancies for an employee retiring at age 65:

	2017		2016
	Male	Female	Male	Female
Retiring at the end of the reporting period	85.2 years	87.6 years	85.1 years	87.6 years
Retiring 20 years after the end of the reporting period	86.3 years	88.6 years	86.3 years	88.6 years

Summary of Defined Benefit Pension Plan Assets

The defined benefit pension plan assets at December 31, 2017 and 2016 are as follows:

	2017			2016
(CAD$ in millions)	Quoted	Unquoted	Total %	Quoted	Unquoted	Total %
Equity securities	$1,184	$—	47%	$1,124	$—	48%
Debt securities	$935	$—	37%	$850	$—	36%
Real estate and other	$74	$317	16%	$49	$319	16%